Intangibles (Details) - Schedule of Reconciliations of the Written Down Values	12 Months Ended
Jun. 30, 2023 AUD ($)
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022	$ 972,732
Additions	14,252
Impairment of assets	(245,000)
Amortisation expense	(257,435)
Balance at 30 June 2023	4,313,710
Goodwill [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022
Additions
Impairment of assets
Amortisation expense
Balance at 30 June 2023	3,210,161
Application Development [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022	972,732
Additions	14,252
Impairment of assets
Amortisation expense	(257,435)
Balance at 30 June 2023	729,549
In-process R&D software [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022
Additions
Impairment of assets
Amortisation expense
Balance at 30 June 2023	374,000
Customer Relationships [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022
Additions
Impairment of assets	(158,000)
Amortisation expense
Balance at 30 June 2023
Brand and media presence [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Balance at 1 July 2022
Additions
Impairment of assets	(87,000)
Amortisation expense
Balance at 30 June 2023
Vertica Business Combination [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	981,176
Vertica Business Combination [Member] | Goodwill [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	607,176
Vertica Business Combination [Member] | Application Development [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions
Vertica Business Combination [Member] | In-process R&D software [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	374,000
Vertica Business Combination [Member] | Customer Relationships [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions
Vertica Business Combination [Member] | Brand and media presence [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions
Wellteq Business Combination [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	2,847,985
Wellteq Business Combination [Member] | Goodwill [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	2,602,985
Wellteq Business Combination [Member] | Application Development [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions
Wellteq Business Combination [Member] | In-process R&D software [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions
Wellteq Business Combination [Member] | Customer Relationships [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	158,000
Wellteq Business Combination [Member] | Brand and media presence [Member]
Intangibles (Details) - Schedule of Reconciliations of the Written Down Values [Line Items]
Additions	$ 87,000